Cover	Mar. 10, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 10, 2021
Entity Registrant Name	Asana, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39495
Entity Tax Identification Number	26-3912448
Entity Address, Address Line One	1550 Bryant Street,
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	525-3888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00001 par value
Trading Symbol	ASAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001477720
Amendment Flag	false